BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total borrowings
2020	$268	$513	$386	$1,167
2021	113	346	409	868
2022	522	608	297	1,427
2023	135	720	264	1,119
2024	1,364	484	1,099	2,947
Thereafter	264	3,293	11,807	15,364
Total - Principal repayments	$2,666	$5,964	$14,262	$22,892
Total - Deferred financing costs and other	$(45)	$(104)	$(344)	$(493)
Total - December 31, 2019	$2,621	$5,860	$13,918	$22,399
Total - December 31, 2018	$1,228	$5,748	$3,890	$10,866
The weighted average interests rates and terms of borrowings are as follows:

	Weighted average rate		Weighted average term		Consolidated
	2019	2018	2019	2018	2019	2018
Business services	5.8%	5.1%	4.3	2.5	$2,621	$1,228
Infrastructure services	5.2%	6.2%	5.2	6.1	5,860	5,748
Industrials	5.7%	7.3%	6.3	6.7	13,918	$3,890
Total	5.5%	6.5%	5.7	5.9	$22,399	$10,866

Borrowings by currency are as follows:

(US$ MILLIONS, except as noted)	December 31, 2019	Local currency	December 31, 2018	Local currency
Australian dollars	$1,264	1,801	$5	7
British pounds	10	8	33	26
U.S. dollars	15,436	15,436	8,605	8,605
Canadian dollars	772	1,003	786	1,073
Euro	3,578	3,546	264	231
Brazilian reais	1,330	5,362	1,135	4,399
Other	9	7	38	175
Total	$22,399		$10,866